Document and Entity Information	0 Months Ended
Feb. 06, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 06, 2013
Registrant Name	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	0001209466
Amendment Flag	false
Document Creation Date	Feb. 06, 2013
Document Effective Date	Feb. 06, 2013
Prospectus Date	Aug. 31, 2012
PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
Risk/Return:
Trading Symbol	PKW
PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio
Risk/Return:
Trading Symbol	PFM
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:
Trading Symbol	PEY
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk/Return:
Trading Symbol	PID